SEGMENTED DISCLOSURE INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Schedule of revenue by geographic segmentation	The following tables present certain information with respect to geographic segmentation:

Revenue
Years ended December 31,	2023		2022
Canada	$80,460	15%	$75,934	17%
United States	296,520	58%	251,746	55%
Austria	63,825	12%	59,523	13%
Germany	38,800	7%	31,823	7%
Netherlands	41,645	8%	34,945	8%
Other Europe	—	—%	1,608	—%
	$521,250	100%	$455,579	100%

Schedule of investment properties by geographic segmentation

Investment Properties
As at December 31,	2023		2022
Canada	$2,018,661	23%	$1,918,822	22%
United States	4,593,136	52%	4,757,867	54%
Austria	819,002	9%	759,977	8%
Germany	612,350	7%	588,804	7%
Netherlands	764,990	9%	814,101	9%
	$8,808,139	100%	$8,839,571	100%